Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of movements of the allowance for doubtful accounts
The Group recorded a provision for current expected credit loss. The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Beginning balance prior to ASC 326	17,696	—	—
Impact of adoption to ASC 326	17,900	—	—
Beginning balance	35,596	121,003	292,473
Provisions	99,165	189,165	130,549
Write-offs	(13,758)	(17,695)	(117,487)

Ending balance	121,003	292,473	305,535

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 10 years

License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years

Intellectual property and others	1 - 10 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2022 were as follows:

December 31, 2022
RMB in thousands
2023	245,028
2024	233,819
2025	195,215
2026	116,212

Total future lease payments	790,274
Impact of discounting remaining lease payments	(64,937)
Total lease liabilities	725,337

Schedule of Lease Cost	Supplemental cash flow information related to operating leases was as follows:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Cash payments for operating leases	107,772	161,997	200,376
Right-of-use assets obtained in exchange for operating lease liabilities	260,867	152,481	467,765

Schedule of net revenues disaggregated by revenue sources
The following table presents the Group’s net revenues disaggregated by revenue sources:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Mobile games	4,803,382	5,090,926	5,021,290
Value-added services	3,845,663	6,934,886	8,715,170
Advertising	1,842,772	4,523,421	5,066,212
E-commerce and others	1,507,159	2,834,451	3,096,495

Total net revenues	11,998,976	19,383,684	21,899,167

Schedule of appropriations to general reserve funds and statutory surplus funds
The following table presents the Group’s appropriations to general reserve funds and statutory surplus funds for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	4,421	6,737	11,552